Net Income (Loss) Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Income Loss Per Common Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	3,500,000	6,200,000	5,100,000
Dilutive securities	0		0
Preferred Stock [Member] | Weighted Average [Member]
Net Income Loss Per Common Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			9,600,000